Convertible Senior Notes (Details) - Schedule of convertible senior notes $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of convertible senior notes [Abstract]
Principal amount of Convertible Senior Notes	$ 75,000
Unamortized debt issuance costs	(2,032)
Net carrying amount	$ 72,968